Convertible Notes Payable - Short Term (Details Narrative 1) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Convertible Notes Payable - Short Term Details Narrative 1
Repayments	$ 25,000
Deferred costs	104,132	$ 51,351
Amortized expense	$ 44,388